Goodwill and Other Intangible Asset - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill - gross carrying amount	$ 495,979	$ 396,430
Accumulated impairment losses	(24,864)	(24,864)
Goodwill - net carrying amount	$ 471,115	$ 371,566	$ 329,242